SELECTED STATEMENTS OF PROFIT OR LOSS DATA - Disclosure of statement of profit and loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Salaries and related expenses	$ 6,897	$ 3,867
Depreciation and amortization	$ 930	$ 601